SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC.	12 Months Ended
Mar. 28, 2021
Consolidated And Separate Financial Statements [Abstract]
Schedule I - Condensed Financial Information of Canada Goose Holdings Inc.
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF
CANADA GOOSE HOLDINGS INC.
(PARENT COMPANY)
All operating activities of the Company are conducted by its subsidiaries. Canada Goose Holdings Inc. is a holding company and does not have any material assets or conduct business operations other than investments in its subsidiaries. The credit agreement of Canada Goose Inc, a wholly owned subsidiary of Canada Goose Holdings Inc., contains provisions whereby Canada Goose Inc. has restrictions on the ability to pay dividends, loan funds and make other upstream distributions to Canada Goose Holdings Inc.
These condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements. Refer to the consolidated financial statements and notes presented above for additional information and disclosures with respect to these condensed financial statements.
Schedule I – Condensed Statements of Income
(in millions of Canadian dollars)

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
	$	$	$
Equity in comprehensive income of subsidiary	74.3	156.6	147.6
Fee (expense) income from subsidiary	(1.3)	7.2	3.4
	73.0	163.8	151.0
Selling, general and administration expenses	13.1	9.9	7.7
Income before income taxes	59.9	153.9	143.3
Income tax recovery	(4.7)	(0.6)	(1.0)
Net income	64.6	154.5	144.3
Schedule I – Condensed Statements of Financial Position
(in millions of Canadian dollars)

	March 28, 2021	March 29, 2020
Assets	$	$
Current assets
Cash	4.3	0.6
Other current assets	—	0.1
Total current assets	4.3	0.7
Note receivable from subsidiary	43.3	54.0
Investment in subsidiary	572.1	497.8
Deferred income taxes	7.3	2.6
Total assets	627.0	555.1
Liabilities
Current liabilities
Accounts payable and accrued liabilities	0.4	0.3
Due to subsidiary	26.5	34.6
Total liabilities	26.9	34.9
Shareholders' equity
Share capital	120.5	114.7
Contributed surplus	25.2	15.7
Retained earnings	454.4	389.8
Total shareholders' equity	600.1	520.2
Total liabilities & shareholders' equity	627.0	555.1
Schedule I – Condensed Statements of Changes in Equity
(in millions of Canadian dollars)

	Share capital	Contributed surplus	Retained earnings	Total
	$	$	$	$
Balance at March 31, 2018	106.1	4.5	133.0	243.6
Issuance of common shares in business combination	1.5	—	—	1.5
Exercise of stock options	5.0	(1.9)	—	3.1
Net income	—	—	144.3	144.3
Share-based compensation (including equity in contributed surplus of $2.8)	—	6.6	—	6.6
Balance at March 31, 2019	112.6	9.2	277.3	399.1
IFRS 16 initial application in subsidiaries	—	—	(4.9)	(4.9)
Normal course issuer bid purchase of subordinate voting shares	(1.6)	—	(37.1)	(38.7)
Exercise of stock options	3.7	(1.3)	—	2.4
Net income	—	—	154.5	154.5
Share-based compensation	—	7.8	—	7.8
Balance at March 29, 2020	114.7	15.7	389.8	520.2
Exercise of stock options	5.8	(1.8)	—	4.0
Net income	—	—	64.6	64.6
Share-based payment	—	11.3	—	11.3
Balance at March 28, 2021	120.5	25.2	454.4	600.1
Schedule I – Condensed Statements of Cash Flows
(in millions of Canadian dollars)

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
	$	$	$
Operating activities
Net income	64.6	154.5	144.3
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(74.3)	(156.6)	(147.6)
Income tax recovery	(4.7)	(0.6)	(1.0)
Share-based compensation	11.3	7.8	3.8
	(3.1)	5.1	(0.5)
Changes in assets and liabilities	2.8	(9.6)	(1.3)
Net cash used in operating activities	(0.3)	(4.5)	(1.8)
Investing activities
Dividend received	—	38.7	—
Investment in shares of subsidiary	—	—	(1.5)
Net cash from (used in) investing activities	—	38.7	(1.5)
Financing activities
Subordinate voting shares purchased for cancellation	—	(37.1)	—
Exercise of stock options	4.0	2.4	3.1
Net cash from (used in) financing activities	4.0	(34.7)	3.1
Increase (decrease) in cash	3.7	(0.5)	(0.2)
Cash, beginning of year	0.6	1.1	1.3
Cash, end of year	4.3	0.6	1.1
Schedule I – Notes to the Condensed Financial Statements
(in millions of Canadian dollars)

1.BASIS OF PRESENTATION
Canada Goose Holdings Inc. (the “Parent Company”) is a holding company that conducts substantially all of its business operations through its subsidiary. The Parent Company (a British Columbia corporation) was incorporated on November 21, 2013.
The Parent Company has accounted for the earnings of its subsidiary under the equity method in these unconsolidated condensed financial statements.
2.STATEMENT OF COMPLIANCE
The Parent Company prepared these unconsolidated financial statements in accordance with International Accounting Standards 27, "Separate Financial Statements", as issued by the International Accounting Standards Board.
3.COMMITMENTS AND CONTINGENCIES
The Parent Company has no material commitments or contingencies during the reported periods.
4.SHAREHOLDERS’ EQUITY
See the Annual Consolidated Financial Statements Note 17 in reference to the normal course issuer bid transaction during the year ended March 29, 2020.